3. Investment in associates (Tables)	12 Months Ended
Dec. 31, 2019
Investment In Associates Tables Abstract
Investments in associates
	12-31-2019	12-31-2018
	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	64,947	85,365
Termoeléctrica Manuel Belgrano S.A.	69,836	75,590
ECOGAS Group (Note 3.2)	3,219,803	2,810,346
Transportadora de Gas del Mercosur S.A.	95,879	102,574
Others	104	213
	3,450,569	3,074,088

Summary of share of the profit of associates
	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	45,936	55,244	50,463
Termoeléctrica Manuel Belgrano S.A.	44,762	44,958	53,506
ECOGAS Group (Note 3.2)	1,021,975	1,555,590	1,117,929
Transportadora de Gas del Mercosur S.A.	(6,695)	(4,040)	582,119
Others	7,319	693	443
	1,113,297	1,652,445	1,804,460